Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2015
Voyage And Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

11.       Voyage and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2015	2014	2013
Voyage Expenses
Port charges	$52	$-	$30
Bunkers	1,284	5	50
Commissions	1,283	327	625
Total	$2,619	$332	$705

Vessel Operating Expenses
Crew wages and related costs	$17,626	$14,415	$16,944
Insurance	2,454	1,772	1,891
Spares and consumable stores	11,134	6,075	8,071
Repairs and maintenance	3,322	3,359	3,277
Tonnage taxes (Note 14)	644	526	356
Environmental costs	238	201	-
Other operating expenses	429	211	331
Total	$35,847	$26,559	$30,870